Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 1,546,182	€ 1,425,932	€ 1,232,998
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	585,096	682,636	535,058
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	168,358	164,229	165,884
Selling, general & administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 792,728	€ 579,067	€ 532,056